FAIR VALUE AND RISK MANAGEMENT - Fair value hierarchy (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Level 1
Disclosure of detailed information about financial instruments
Financial liabilities	$ 1,672,290	$ 1,914,560
Level 2
Disclosure of detailed information about financial instruments
Financial liabilities	936,676	479,495
Level 3
Disclosure of detailed information about financial instruments
Financial assets	8,880,753	8,035,770
Unsecured debentures, net | Level 1
Disclosure of detailed information about financial instruments
Financial liabilities	1,672,290	1,914,560
Unsecured debentures, net | Level 2
Disclosure of detailed information about financial instruments
Financial liabilities	0	0
Unsecured debentures, net | Level 3
Disclosure of detailed information about financial instruments
Financial liabilities	0	0
Unsecured term loans, net | Level 1
Disclosure of detailed information about financial instruments
Financial liabilities	0	0
Unsecured term loans, net | Level 2
Disclosure of detailed information about financial instruments
Financial liabilities	1,090,451	533,347
Unsecured term loans, net | Level 3
Disclosure of detailed information about financial instruments
Financial liabilities	0	0
Secured debt | Level 1
Disclosure of detailed information about financial instruments
Financial liabilities		0
Secured debt | Level 2
Disclosure of detailed information about financial instruments
Financial liabilities		763
Secured debt | Level 3
Disclosure of detailed information about financial instruments
Financial liabilities		0
Foreign Exchange Collar contracts | Level 1
Disclosure of detailed information about financial instruments
Financial liabilities	0
Foreign Exchange Collar contracts | Level 2
Disclosure of detailed information about financial instruments
Financial liabilities	2,426
Foreign Exchange Collar contracts | Level 3
Disclosure of detailed information about financial instruments
Financial liabilities	0
Derivatives | Level 1
Disclosure of detailed information about financial instruments
Financial liabilities	0	0
Derivatives | Level 2
Disclosure of detailed information about financial instruments
Financial liabilities	13,467	18,624
Derivatives | Level 3
Disclosure of detailed information about financial instruments
Financial liabilities	0	0
Secured debt | Level 1
Disclosure of detailed information about financial instruments
Financial liabilities	0
Secured debt | Level 2
Disclosure of detailed information about financial instruments
Financial liabilities	51,373
Secured debt | Level 3
Disclosure of detailed information about financial instruments
Financial liabilities	0
Investment properties | Level 1
Disclosure of detailed information about financial instruments
Financial assets	0	0
Investment properties | Level 2
Disclosure of detailed information about financial instruments
Financial assets	0	0
Investment properties | Level 3
Disclosure of detailed information about financial instruments
Financial assets	8,839,571	7,971,158
Assets held for sale | Level 1
Disclosure of detailed information about financial instruments
Financial assets	0	0
Assets held for sale | Level 2
Disclosure of detailed information about financial instruments
Financial assets	0	0
Assets held for sale | Level 3
Disclosure of detailed information about financial instruments
Financial assets	41,182	64,612
Loan receivable | Level 1
Disclosure of detailed information about financial instruments
Financial assets	0	0
Loan receivable | Level 2
Disclosure of detailed information about financial instruments
Financial assets	69,186	10,471
Loan receivable | Level 3
Disclosure of detailed information about financial instruments
Financial assets	0	0
Derivatives | Level 1
Disclosure of detailed information about financial instruments
Financial assets	0	0
Derivatives | Level 2
Disclosure of detailed information about financial instruments
Financial assets	151,855	62,768
Derivatives | Level 3
Disclosure of detailed information about financial instruments
Financial assets	$ 0	$ 0